Provisions for Loan Losses	12 Months Ended
Dec. 31, 2019
Provisions for Loan Losses [abstract]
Provisions for Loan Losses
33.	Provisions for Loan Losses:

The changes in provisions for loan losses during 2017, 2018 and 2019 are the following:

	Loans and	Loans to customers as of December 31, 2017				Debt instruments	Provisions for
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	at fair value through OCI	contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(5)	―	―	―	―	―	―	(5)
Group provisions	―	(47,837)	(4,361)	(247,810)	(300,008)	―	(3,131)	(303,139)
Provisions established net	(5)	(47,837)	(4,361)	(247,810)	(300,008)	―	(3,131)	(303,144)

Provisions released:
Individual provisions	―	28,571	―	―	28,571	―	3,841	32,412
Group provisions	―	―	―	―	―	―	―	―
Provisions released net	―	28,571	―	―	28,571	―	3,841	32,412

Recovery of written-off assets	―	13,750	3,246	32,481	49,477	―	―	49,477

Provisions net allowances for credit risk	(5)	(5,516)	(1,115)	(215,329)	(221,960)	―	710	(221,255)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2017
MCh$

Allowances established of loans to customer and loans and advances to banks	(300,013)
Allowances released of loans to customer and loans and advances to banks	28,571
Total allowances of loans to customer and loans and advances to banks	(271,442)

	Loans and	Loans to customers as of December 31, 2018				Debt instruments	Provisions for
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	at fair value through OCI	contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(240)	―	―	―	―	―	(2,368)	(2,608)
Group provisions	―	(61,702)	(7,546)	(241,244)	(310,492)	―	―	(310,492)
Provisions established net	(240)	(61,702)	(7,546)	(241,244)	(310,492)	―	(2,368)	(313,100)

Provisions released:
Individual provisions	―	871	―	―	871	1,552	―	2,423
Group provisions	―	―	―	―	―	―	327	327
Provisions released net	―	871	―	―	871	1,552	327	2,750

Recovery of written-off assets	―	13,579	4,572	42,428	60,579	―	―	60,579

Provisions net allowances for credit risk	(240)	(47,252)	(2,974)	(198,816)	(249,042)	1,552	(2,041)	(249,771)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2018
MCh$

Allowances established of loans to customer and loans and advances to banks	(310,732)
Allowances released of loans to customer and loans and advances to banks	871
Total allowances of loans to customer and loans and advances to banks	(309,861)

	Loans and	Loans to customers as of December 31, 2019				Debt instruments	Provisions for
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	at fair value through OCI	contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	―	(17,143)	―	―	(17,143)	(3,468)	―	(20,611)
Group provisions	―	(64,492)	(17,168)	(278,252)	(359,912)	―	(2,707)	(362,619)
Provisions established net	―	(81,635)	(17,168)	(278,252)	(377,055)	(3,468)	(2,707)	(383,230)

Provisions released:
Individual provisions	902	―	―	―	―	―	2,752	3,654
Group provisions	―	―	―	―	―	―	―	―
Provisions released net	902	―	―	―	―	―	2,752	3,654

Recovery of written-off assets	―	12,253	5,114	30,608	47,975	―	―	47,975

Provisions net allowances for credit risk	902	(69,382)	(12,054)	(247,644)	(329,080)	(3,468)	45	(331,601)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2019
MCh$

Allowances established of loans to customer and loans and advances to banks	(377,055)
Allowances released of loans to customer and loans and advances to banks	902
Total allowances of loans to customer and loans and advances to banks	(376,153)